UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-21624

Allianz Variable Insurance Products Fund of Funds Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

AZL Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Balanced Index Strategy Fund	$10	0.10%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Balanced Index Strategy Fund (the “Fund”) returned 8.36%. That compared to 25.02%, 1.25% and 12.74% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Balanced Composite Index (a blended index comprised of (50%) S&P 500 Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the period under review, especially large-cap stocks. Small- and mid-cap equities generally produced positive returns but tended to underperform large-caps stocks during the year. Several factors drove these gains, including easing recession expectations and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year, for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Balanced Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market, non-U.S. equities.

• Slight underperformance within the fixed income allocation.

Growth of a $10,000 initial investment

	AZL Balanced Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Balanced Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.000000005
Dec 15	$10,001	$10,138	$10,055	10,112.0068927369
Dec 16	$10,677	$11,351	$10,321	10,848.0521878323
Dec 17	$11,905	$13,829	$10,687	12,195.8274355405
Dec 18	$11,385	$13,223	$10,688	11,975.5061850019
Dec 19	$13,348	$17,386	$11,620	14,348.5752969485
Dec 20	$14,983	$20,585	$12,492	16,402.2401378628
Dec 21	$16,487	$26,494	$12,299	18,519.2934949935
Dec 22	$13,998	$21,696	$10,699	15,668.0411102299
Dec 23	$15,847	$27,399	$11,291	18,115.5763431686
Dec 24	$17,171	$34,254	$11,432	20,424.0260939236

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Balanced Index Strategy Fund	8.36%	5.17%	5.56%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Balanced Composite Index	12.74%	7.32%	7.40%

Fund Statistics

Net Assets	$332,659,015
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$171,628
Portfolio Turnover Rate	12%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	50.2%
Domestic Equity Funds	36.2%
International Equity Fund	13.6%

AZL Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822304 02/25

AZL DFA Multi-Strategy Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA Multi-Strategy Fund	$8	0.08%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL DFA Multi-Strategy Fund (the “Fund”) returned 9.04%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the period under review, especially large-cap stocks. Several factors drove these gains, including easing fears of a pending recession and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• The Fund’s more value-oriented style.

• Slight underperformance of the fixed income allocation.

Growth of a $10,000 initial investment

	AZL DFA Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$9,933	$10,138	$10,055	10,119.532735665
Dec 16	$10,859	$11,351	$10,321	10,950.8285791854
Dec 17	$12,237	$13,829	$10,687	12,512.9041021404
Dec 18	$11,515	$13,223	$10,688	12,229.466630439
Dec 19	$13,423	$17,386	$11,620	14,932.536448422
Dec 20	$14,851	$20,585	$12,492	17,228.108303895
Dec 21	$16,902	$26,494	$12,299	19,976.455673268
Dec 22	$14,973	$21,696	$10,699	16,797.97156569
Dec 23	$16,953	$27,399	$11,291	19,772.706692013
Dec 24	$18,485	$34,254	$11,432	22,764.6472878642

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL DFA Multi-Strategy Fund	9.04%	6.61%	6.34%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Moderate Composite Index	15.13%	8.80%	8.57%

Fund Statistics

Net Assets	$660,483,880
Number of Portfolio Holdings	3
Total Advisory Fees Paid	$348,123
Portfolio Turnover Rate	19%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	43.3%
Fixed Income Fund	40.4%
International Equity Fund	16.3%

AZL DFA Multi-Strategy Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822403 02/25

AZL MVP Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL MVP Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP Balanced Index Strategy Fund	$15	0.14%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP Balanced Index Strategy Fund (the “Fund”) returned 8.28%. That compared to 25.02%, 1.25% and 12.74% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Balanced Composite Index (a blended index comprised of (50%) S&P 500 Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the period under review, especially large-cap stocks. Small- and mid-cap equities generally produced positive returns but tended to underperform large-cap stocks during the year. Several factors drove these gains, including easing recession expectations and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year, for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Balanced Composite Index for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• Slight underperformance within the fixed income allocation.

Market volatility was relatively low during most of the year, and the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Growth of a $10,000 initial investment

	AZL MVP Balanced Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Balanced Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.000000005
Dec 15	$9,978	$10,138	$10,055	10,112.0068927369
Dec 16	$10,637	$11,351	$10,321	10,848.0521878323
Dec 17	$11,850	$13,829	$10,687	12,195.8274355405
Dec 18	$11,323	$13,223	$10,688	11,975.5061850019
Dec 19	$13,239	$17,386	$11,620	14,348.5752969485
Dec 20	$14,030	$20,585	$12,492	16,402.2401378628
Dec 21	$15,437	$26,494	$12,299	18,519.2934949935
Dec 22	$13,142	$21,696	$10,699	15,668.0411102299
Dec 23	$14,831	$27,399	$11,291	18,115.5763431686
Dec 24	$16,059	$34,254	$11,432	20,424.0260939236

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Balanced Index Strategy Fund	8.28%	3.94%	4.85%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Balanced Composite Index	12.74%	7.32%	7.40%

Fund Statistics

Net Assets	$729,182,157
Number of Portfolio Holdings	7
Total Advisory Fees Paid	$772,342
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	50.5%
Domestic Equity Funds	35.1%
International Equity Fund	14.4%

AZL MVP Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822809 02/25

AZL MVP DFA Multi-Strategy Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL MVP DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP DFA Multi-Strategy Fund	$14	0.13%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP DFA Multi-Strategy Fund (the “Fund”) returned 8.95%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the year, especially large-cap stocks. Several factors drove these gains, including easing recession fears and moderating inflation. In this environment, the Federal Reserve cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• The Fund’s more value-oriented style.

• Slight underperformance of the fixed income allocation.

Market volatility was relatively low during most of the year, and the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Growth of a $10,000 initial investment

	AZL MVP DFA Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Apr 15	$10,000	$10,000	$10,000	10,000.0000000054
Dec 15	$9,500	$9,798	$9,872	9,867.54966887955
Dec 16	$10,360	$10,970	$10,134	10,678.1456953701
Dec 17	$11,660	$13,365	$10,493	12,201.3245033179
Dec 18	$10,935	$12,779	$10,494	11,924.9448123685
Dec 19	$12,663	$16,803	$11,409	14,560.7064017739
Dec 20	$13,141	$19,895	$12,265	16,799.1169978017
Dec 21	$14,947	$25,605	$12,076	19,479.0286975824
Dec 22	$13,189	$20,968	$10,505	16,379.6909492363
Dec 23	$14,995	$26,480	$11,086	19,280.3532008935
Dec 24	$16,338	$33,105	$11,224	22,197.7924944933

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/27/15
AZL MVP DFA Multi-Strategy Fund	8.95%	5.23%	5.20%
S&P 500 Index	25.02%	14.53%	13.15%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.20%
Moderate Composite Index	15.13%	8.80%	8.58%

Fund Statistics

Net Assets	$1,291,890,081
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$1,364,790
Portfolio Turnover Rate	20%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	42.5%
Fixed Income Fund	40.4%
International Equity Fund	17.1%

AZL MVP DFA Multi-Strategy Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822833 02/25

AZL MVP FIAM Multi-Strategy Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL MVP FIAM Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP FIAM Multi-Strategy Fund	$16	0.15%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP FIAM Multi-Strategy Fund (the “Fund”) returned 11.06%. That compared to 25.02%, 1.25% and 10.38% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Income & Growth Composite Index (a blended index comprised of (40%) S&P 500 index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively. U.S. stocks generated strong returns for the year. A series of interest rate cuts, stabilizing inflation, and consistently strong results from large-cap technology companies developing AI-related applications boosted investor sentiment throughout the period.

Most fixed income asset classes provided positive returns for 2024 as credit spreads tightened and higher coupons provided positive income. The Federal Reserve cut the federal funds target rate three times during the year. In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads near the lowest end of their historical ranges.

The Fund narrowly outperformed its blended benchmark, the Income & Growth Composite Index, for the year ended December 31, 2024. The Fund's equity component outperformed its equity benchmark, the S&P 500 Index.

The following factors contributed to the Fund’s relative performance:

• Stock selection based on quality measures, especially those focused on profitability.

• Stock selection within consumer staples and information technology.

• The Fund’s above-benchmark exposure to the outperforming communication services sector.

• The Fund’s below-benchmark exposure to the underperforming real estate sector.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s holdings of high-yield corporate bonds, which offered compelling yields throughout the period.

• Security selection in the industrials sector.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

The MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged briefly during the third quarter. The MVP process had a negligible impact on the Fund’s performance.

Growth of a $10,000 initial investment

	AZL MVP FIAM Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.0000000031
Dec 15	$9,379	$10,138	$10,055	10,102.5804396336
Dec 16	$9,455	$11,351	$10,321	10,744.8231921027
Dec 17	$10,489	$13,829	$10,687	11,884.0395030301
Dec 18	$10,265	$13,223	$10,688	11,719.6559413862
Dec 19	$11,933	$17,386	$11,620	13,776.3618986981
Dec 20	$12,787	$20,585	$12,492	15,587.1296591319
Dec 21	$14,203	$26,494	$12,299	17,132.2077094669
Dec 22	$12,242	$21,696	$10,699	14,581.0767760478
Dec 23	$13,788	$27,399	$11,291	16,558.1395348888
Dec 24	$15,312	$34,254	$11,432	18,276.5211850964

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP FIAM Multi-Strategy Fund	11.06%	5.11%	4.35%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Income and Growth Composite Index	10.38%	5.82%	6.22%

Fund Statistics

Net Assets	$296,144,948
Number of Portfolio Holdings	3
Total Advisory Fees Paid	$280,016
Portfolio Turnover Rate	3%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Balanced Funds	100.0%

AZL MVP FIAM Multi-Strategy Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822858 02/25

AZL MVP Global Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL MVP Global Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP Global Balanced Index Strategy Fund	$15	0.14%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP Global Balanced Index Strategy Fund (the “Fund”) returned 9.44%. That compared to 18.67%, 1.25%, and 10.00% total return for its benchmarks, the MSCI World Index, the Bloomberg U.S. Aggregate Bond Index, and the Global Balanced Composite Index (a blended index comprised of (50%) MSCI World Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the year under review, especially large-cap stocks. Several factors drove these gains, including easing recession fears and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its composite benchmark, the Global Balanced Composite Index, for the year ended December 31, 2024.

The following factors impacting the underlying funds in which the Fund invests detracted from the Fund’s relative performance:

• Fair value adjustments.

• Duration positioning in the fourth quarter.

Market volatility was relatively low during most of the year, and the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Growth of a $10,000 initial investment

	AZL MVP Global Balanced Index Strategy Fund	Bloomberg U.S. Aggregate Bond Index	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)	Global Balanced Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.0000000104	10,000.0000000016
Dec 15	$9,851	$10,055	$9,913	9,967.92064003044	10,029.3075245382
Dec 16	$10,180	$10,321	$10,657	10,780.6082071245	10,574.5637949854
Dec 17	$11,355	$10,687	$13,045	13,267.9574678287	11,948.6095965123
Dec 18	$10,699	$10,688	$11,908	12,179.3591963832	11,489.2311886606
Dec 19	$12,432	$11,620	$15,203	15,638.5391119179	13,600.0545256293
Dec 20	$13,403	$12,492	$17,621	18,218.3183018658	15,437.5681570363
Dec 21	$14,482	$12,299	$21,465	22,289.6545239652	16,977.9171210497
Dec 22	$12,151	$10,699	$17,571	18,337.0918579422	14,402.2628135247
Dec 23	$13,834	$11,291	$21,751	22,814.1606789089	16,522.6281352263
Dec 24	$15,139	$11,432	$25,812	27,193.2048801029	18,175.4362050194

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Global Balanced Index Strategy Fund	9.44%	4.02%	4.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI World Index (net of withholding taxes)	18.67%	11.17%	9.95%
MSCI World Index (gross of withholding taxes)	19.19%	11.70%	10.52%
Global Balanced Composite Index	10.00%	5.97%	6.16%

Fund Statistics

Net Assets	$453,138,316
Number of Portfolio Holdings	12
Total Advisory Fees Paid	$485,095
Portfolio Turnover Rate	3%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	50.4%
International Equity Fund	49.6%
Convertible Bond	0.0%
Private Placements	0.0%
Corporate Bonds	0.0%
Common Stocks	0.0%

AZL MVP Global Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822874 02/25

AZL MVP Growth Index Strategy Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL MVP Growth Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP Growth Index Strategy Fund	$13	0.12%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP Growth Index Strategy Fund (the “Fund”) returned 12.10%. That compared to 25.02%, 1.25% and 18.78% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Growth Composite Index (a blended index comprised of (75%) S&P 500 Index and (25%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the year, especially large-cap stocks. Several factors drove these gains, including easing recession expectations and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Growth Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• Slight underperformance of the fixed income allocation.

The MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged briefly during the third quarter. Because equities gained during this period, it had a slightly negative impact on the Fund’s performance.

Growth of a $10,000 initial investment

	AZL MVP Growth Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Growth Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.99999999646
Dec 15	$9,920	$10,138	$10,055	10,128.6945141201
Dec 16	$10,594	$11,351	$10,321	11,102.6284218523
Dec 17	$12,285	$13,829	$10,687	12,997.0552950112
Dec 18	$11,493	$13,223	$10,688	12,607.1545424756
Dec 19	$13,851	$17,386	$11,620	15,832.1518158958
Dec 20	$14,506	$20,585	$12,492	18,482.3863016621
Dec 21	$16,885	$26,494	$12,299	22,295.7792561814
Dec 22	$14,336	$21,696	$10,699	18,570.1821354498
Dec 23	$16,746	$27,399	$11,291	22,447.922347031
Dec 24	$18,772	$34,254	$11,432	26,663.2130003177

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Growth Index Strategy Fund	12.10%	6.27%	6.50%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Growth Composite Index	18.78%	10.99%	10.30%

Fund Statistics

Net Assets	$1,840,314,886
Number of Portfolio Holdings	7
Total Advisory Fees Paid	$1,953,343
Portfolio Turnover Rate	14%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	53.1%
Fixed Income Fund	25.3%
International Equity Fund	21.6%

AZL MVP Growth Index Strategy Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822882 02/25

AZL MVP Moderate Index Strategy Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL MVP Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP Moderate Index Strategy Fund	$16	0.15%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP Moderate Index Strategy Fund (the “Fund”) returned 9.93%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.U.S. equities posted positive performance for the year, especially large-cap stocks. Several factors drove these gains, including easing recession expectations and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• Slight underperformance within the fixed income allocation.

Market volatility was relatively low during most of the year, and the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Growth of a $10,000 initial investment

	AZL MVP Moderate Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$9,679	$10,138	$10,055	10,119.532735665
Dec 16	$10,205	$11,351	$10,321	10,950.8285791854
Dec 17	$11,553	$13,829	$10,687	12,512.9041021404
Dec 18	$10,946	$13,223	$10,688	12,229.466630439
Dec 19	$12,986	$17,386	$11,620	14,932.536448422
Dec 20	$13,822	$20,585	$12,492	17,228.108303895
Dec 21	$15,544	$26,494	$12,299	19,976.455673268
Dec 22	$13,154	$21,696	$10,699	16,797.97156569
Dec 23	$15,072	$27,399	$11,291	19,772.706692013
Dec 24	$16,568	$34,254	$11,432	22,764.6472878642

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund	9.93%	4.99%	5.18%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Moderate Composite Index	15.13%	8.80%	8.57%

Fund Statistics

Net Assets	$334,849,614
Number of Portfolio Holdings	7
Total Advisory Fees Paid	$360,306
Portfolio Turnover Rate	12%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	42.5%
Fixed Income Fund	40.5%
International Equity Fund	17.0%

AZL MVP Moderate Index Strategy Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822866 02/25

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$14	0.13%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”) returned 13.23%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

Thanks to generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments, U.S. stocks produced sizeable gains for the second consecutive year.

Although inflation remained above the Federal Reserve’s (the Fed’s) long-term target of 2%, the central bank began reducing interest rates in mid-September to support labor market conditions. Intermediate and long-term U.S. Treasury yields fluctuated throughout the year but ultimately increased. This rise was driven in part by expectations for fewer interest rate cuts in 2025 due to inflation remaining above the Fed’s long-term target of 2%. The equity portion of the Fund underperformed its benchmark, the S&P 500 Index, for the year ended December 31, 2024.

Within equities, the following factors detracted from the Fund’s relative performance:

• An above-benchmark exposure to the health care sector.

• Stock selection in information technology.

Within equities, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s below-benchmark allocation to the consumer staples sector.

• An underweight and stock selection in the materials sector.

Meanwhile, the Fund’s fixed income sleeve strongly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s above-benchmark exposure to bank loans and high-yield bonds.

During the year, the Fund maintained exposure to covered call options, a type of derivative that is designed to provide downside protection for the portfolio while offering the benefits of owning a stock, such as dividends and capital appreciation, so long as the stock remains below the option strike price. The Fund’s covered call strategy made a modestly positive contribution to returns.

The MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Growth of a $10,000 initial investment

	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$10,415	$10,138	$10,055	10,119.532735665
Dec 16	$11,209	$11,351	$10,321	10,950.8285791854
Dec 17	$12,802	$13,829	$10,687	12,512.9041021404
Dec 18	$12,587	$13,223	$10,688	12,229.466630439
Dec 19	$15,280	$17,386	$11,620	14,932.536448422
Dec 20	$16,505	$20,585	$12,492	17,228.108303895
Dec 21	$19,318	$26,494	$12,299	19,976.455673268
Dec 22	$16,670	$21,696	$10,699	16,797.97156569
Dec 23	$19,563	$27,399	$11,291	19,772.706692013
Dec 24	$22,152	$34,254	$11,432	22,764.6472878642

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	13.23%	7.71%	8.28%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Moderate Composite Index	15.13%	8.80%	8.57%

Fund Statistics

Net Assets	$1,079,332,138
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$1,138,023
Portfolio Turnover Rate	5%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	80.9%
Fixed Income Fund	19.1%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822841 02/25

Item 2. Code of Ethics.

(a)           The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b)           During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)      The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)      The audit committee financial expert is Tamara Lynn Fagely, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
                                                                                                                                                                2024                                       2023
(a)           Audit Fees                                                                                                                             $160,338                               $152,702

                                                                                                                                                                2024                                       2023
(b)           Audit-Related Fees                                                                                                              $0                                           $6,000
                Related to the consent on Form N-1A for the annual registration statement.

                                                                                                                                                                2024                                       2023
(c)           Tax Fees                                                                                                                                $44,037                               $42,966
                Preparation of the funds’ federal income tax return

                                                                                                                                                                2024                                       2023
(d)           All Other Fees                                                                                                                      $0                                           $0

4(e)(1)    The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy.  The Committee may delegate preapproval authority to one or more of its members.  The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting.  The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor.  The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.

4(e)(2)    During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)           Not applicable.

 (g)          The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were as follows:
                                                                                                                                                                2024                                       2023
                                                                                                                                                                $44,037                                 $42,966

 (h)          The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01of Regulation S-X is compatible with maintaining the principal auditor’s independence.

 (i)           Not applicable.

 (j)           Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AZL® Balanced Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Balanced Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (36.2%):
477,935 AZL Mid Cap Index Fund, Class 2 $ 10,318,624
4,341,240 AZL S&P 500 Index Fund, Class 2 103,147,864
561,546 AZL Small Cap Stock Index Fund, Class 2 6,991,253
120,457,741
Fixed Income Fund (50.3%):
17,468,038 AZL Enhanced Bond Index Fund 167,169,124
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (13.6%):
2,608,276 AZL International Index Fund, Class 2 $ 45,253,594
Total Affiliated Investment Companies (Cost $268,595,796) 332,880,459
Total Investment Securities
(Cost $268,595,796 ) — 100.1% (a) 332,880,459
Net other assets (liabilities) — (0.1)% (221,444)
Net Assets — 100.0% $ 332,659,015
(a) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 268,595,796
aaa
aaa
Investments in affiliates, at value $ 332,880,459
Interest and dividends receivable 114
Receivable for affiliated investments sold 92,987
Prepaid expenses 1,691
Total Assets 332,975,251
Liabilities:
Cash overdraft 92,987
Payable for capital shares redeemed 172,241
Management fees payable 14,351
Administration fees payable 15,416
Custodian fees payable 3,420
Administrative and compliance services fees payable 1,427
Transfer agent fees payable 1,560
Trustee fees payable 2,793
Other accrued liabilities 12,041
Total Liabilities 316,236
Commitments and contingent liabilities^
Net Assets
$ 332,659,015
Net Assets Consist of:
Paid in capital $ 243,695,902
Total distributable earnings 88,963,113
Net Assets
$ 332,659,015
Shares of beneficial interest (unlimited number of shares authorized, no par value) 22,449,809
Net Asset Value (offering and redemption price per share) $ 14.82
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 8,988,138
Dividends from non-affiliates 939
Total Investment Income 8,989,077
Expenses:
Management fees 171,628
Administration fees 85,902
Custodian fees 13,070
Administrative and compliance services fees 9,473
Transfer agent fees 8,902
Trustee fees 23,838
Professional fees 24,595
Shareholder reports 4,898
Other expenses 5,207
Total expenses 347,513
Net Investment Income/(Loss)
8,641,564
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 14,506,888
Net realized gains distributions from affiliated underlying funds 6,258,348
Change in net unrealized appreciation/depreciation on affiliated underlying funds (1,592,915)
Net realized and Change in net unrealized gains/losses on
investments
19,172,321
Change in Net Assets Resulting From Operations
$ 27,813,885

AZL Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 8,641,564 $ 4,927,795
Net realized gains/(losses) on investments 20,765,236 9,048,001
Change in unrealized appreciation/depreciation on investments (1,592,915) 28,511,992
Change in net assets resulting from operations 27,813,885 42,487,788
Distributions to Shareholders:
Distributions (14,621,822) (27,030,919)
Change in net assets resulting from distributions to shareholders (14,621,822) (27,030,919)
Capital Transactions:
Proceeds from shares issued 3,647,291 6,724,552
Proceeds from dividends reinvested 14,621,822 27,030,919
Value of shares redeemed (46,427,551) (44,668,426)
Change in net assets resulting from capital transactions (28,158,438) (10,912,955)
Change in net assets (14,966,375) 4,543,914
Net Assets:
Beginning of period 347,625,390 343,081,476
End of period $ 332,659,015 $ 347,625,390
Share Transactions:
Shares issued 246,383 470,754
Dividends reinvested 969,617 2,095,420
Shares redeemed (3,121,198) (3,142,148)
Change in shares (1,905,198) (575,974)

AZL Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$14.28 $13.76 $17.96 $17.48 $16.46
Investment Activities:
Net Investment Income/(Loss)(a) 0.37  0.20  0.21  0.15  0.33
Net Realized and Unrealized Gains/(Losses) on Investments 0.83  1.49  (2.97) 1.56  1.62
Total from Investment Activities 1.20  1.69  (2.76) 1.71  1.95
Distributions to Shareholders From:
Net Investment Income (0.22) (0.27) (0.37) (0.34) (0.33)
Net Realized Gains (0.44) (0.90) (1.07) (0.89) (0.60)
Total Dividends (0.66) (1.17) (1.44) (1.23) (0.93)
Net Asset Value, End of Period
$14.82 $14.28 $13.76 $17.96 $17.48
Total Return
(b) 8.36% 13.21% (15.10)% 10.04% 12.24%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $332,659 $347,625 $343,081 $445,174 $417,253
Net Investment Income/(Loss) 2.52% 1.43% 1.35% 0.85% 2.01%
Expenses Before Reductions*(c) 0.10% 0.09% 0.09% 0.08% 0.09%
Expenses Net of Reductions* 0.10% 0.09% 0.09% 0.08% 0.09%
Portfolio Turnover Rate 12% 5% 8% 13% 19%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL Balanced Index Strategy Fund 0.05% 0.20%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 173,548,020 $ 11,327,563 $ (13,531,408) $ (2,193,816) $ (1,981,235) $ 167,169,124 17,468,038 $ 6,372,384 $ —
AZL International Index Fund,
Class 2 43,789,066 6,345,552 (4,746,615) 1,316,299 (1,450,708) 45,253,594 2,608,276 1,247,365 372,938
AZL Mid Cap Index Fund, Class 2 26,067,425 1,585,557 (17,913,170) 5,521,191 (4,942,379) 10,318,624 477,935 174,009 925,911
AZL S&P 500 Index Fund, Class 2 90,517,098 21,249,245 (25,534,164) 8,282,908 8,632,777 103,147,864 4,341,240 1,106,094 4,640,127
AZL Small Cap Stock Index Fund,
Class 2 13,921,104 583,487 (7,242,274) 1,580,306 (1,851,370) 6,991,253 561,546 88,286 319,372
$ 347,842,713 $ 41,091,404 $ (68,967,631) $ 14,506,888 $ (1,592,915)
$ 332,880,459
25,457,035 $ 8,988,138 $ 6,258,348

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2024, the Fund did not directly invest in derivatives.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 332,880,459 $ — $ — $ 332,880,459
Total Investment Securities $332,880,459 $— $— $332,880,459
Purchases Sales
AZL Balanced Index Strategy Fund $41,091,404 $68,967,631

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $272,821,776. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
Unrealized appreciation $72,869,303
Unrealized (depreciation) (12,810,620)
Net unrealized appreciation/(depreciation) $60,058,683
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Balanced Index Strategy Fund $4,927,798 $9,694,024 $14,621,822
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Balanced Index Strategy Fund $6,203,918 $20,827,001 $27,030,919
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Balanced Index Strategy Fund $8,720,789 $20,183,641 $— $60,058,683 $88,963,113
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL Balanced Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Balanced Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 27.75% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $9,694,024.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 4 and 11, 2024, and September 24, 2024, the Manager reported that, for the five-year period ended December 31, 2023, three Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and one was in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2023, eight Funds were in the top 40%, one was in the middle 20%, and none were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2023, seven
Funds were in the top 40% of their respective custom managed-volatility peer group. For the three-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 3rd percentile. The Manager reported that for the AZL Balanced Index Strategy, AZL
MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2024, were approximately $8.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA Multi-Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® DFA Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Fund (43.3%):
18,426,748 AZL DFA U.S. Core Equity Fund $ 285,983,124
Fixed Income Fund (40.5%):
27,901,672 AZL Enhanced Bond Index Fund 267,018,997
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.3%):
10,848,095 AZL DFA International Core Equity Fund $ 107,830,064
Total Affiliated Investment Companies (Cost $572,612,260) 660,832,185
Total Investment Securities
(Cost $572,612,260 ) — 100.1% (a) 660,832,185
Net other assets (liabilities) — (0.1)% (348,305)
Net Assets — 100.0% $ 660,483,880
(a) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 572,612,260
aaa
aaa
Investments in affiliates, at value $ 660,832,185
Receivable for affiliated investments sold 268,034
Prepaid expenses 3,416
Total Assets 661,103,635
Liabilities:
Cash overdraft 268,034
Payable for capital shares redeemed 273,707
Management fees payable 28,679
Administration fees payable 14,158
Custodian fees payable 5,176
Administrative and compliance services fees payable 2,547
Transfer agent fees payable 1,455
Trustee fees payable 4,984
Other accrued liabilities 21,015
Total Liabilities 619,755
Commitments and contingent liabilities^
Net Assets
$ 660,483,880
Net Assets Consist of:
Paid in capital $ 533,200,195
Total distributable earnings 127,283,685
Net Assets
$ 660,483,880
Shares of beneficial interest (unlimited number of shares authorized, no par value) 51,074,497
Net Asset Value (offering and redemption price per share) $ 12.93
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 15,664,453
Dividends from non-affiliates 23
Total Investment Income 15,664,476
Expenses:
Management fees 348,123
Administration fees 87,808
Custodian fees 25,549
Administrative and compliance services fees 16,050
Transfer agent fees 9,199
Trustee fees 41,102
Professional fees 44,835
Shareholder reports 8,499
Other expenses 10,138
Total expenses 591,303
Net Investment Income/(Loss)
15,073,173
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 11,662,442
Net realized gains distributions from affiliated underlying funds 47,648,014
Change in net unrealized appreciation/depreciation on affiliated underlying funds (13,677,087)
Net realized and Change in net unrealized gains/losses on
investments
45,633,369
Change in Net Assets Resulting From Operations
$ 60,706,542

AZL DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 15,073,173 $ 9,369,625
Net realized gains/(losses) on investments 59,310,456 (29,697,045)
Change in unrealized appreciation/depreciation on investments (13,677,087) 109,232,505
Change in net assets resulting from operations 60,706,542 88,905,085
Distributions to Shareholders:
Distributions (9,399,757) (82,785,004)
Change in net assets resulting from distributions to shareholders (9,399,757) (82,785,004)
Capital Transactions:
Proceeds from shares issued 417,715 1,804,943
Proceeds from dividends reinvested 9,399,757 82,785,004
Value of shares redeemed (119,155,650) (95,508,526)
Change in net assets resulting from capital transactions (109,338,178) (10,918,579)
Change in net assets (58,031,393) (4,798,498)
Net Assets:
Beginning of period 718,515,273 723,313,771
End of period $ 660,483,880 $ 718,515,273
Share Transactions:
Shares issued 33,030 158,191
Dividends reinvested 716,445 7,658,187
Shares redeemed (9,428,944) (7,761,226)
Change in shares (8,679,469) 55,152

AZL DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$12.02 $12.12 $15.44 $14.52 $14.36
Investment Activities:
Net Investment Income/(Loss)(a) 0.27  0.16  0.29  0.08  0.22
Net Realized and Unrealized Gains/(Losses) on Investments 0.82  1.27  (2.10) 1.89  1.20
Total from Investment Activities 1.09  1.43  (1.81) 1.97  1.42
Distributions to Shareholders From:
Net Investment Income (0.18) (0.37) (0.16) (0.25) (0.45)
Net Realized Gains —  (1.16) (1.35) (0.80) (0.81)
Total Dividends (0.18) (1.53) (1.51) (1.05) (1.26)
Net Asset Value, End of Period
$12.93 $12.02 $12.12 $15.44 $14.52
Total Return
(b) 9.04% 13.22% (11.41)% 13.81% 10.64%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $660,484 $718,515 $723,314 $937,644 $940,773
Net Investment Income/(Loss) 2.16% 1.31% 2.14% 0.50% 1.60%
Expenses Before Reductions*(c) 0.08% 0.08% 0.08% 0.07% 0.08%
Expenses Net of Reductions* 0.08% 0.08% 0.08% 0.07% 0.08%
Portfolio Turnover Rate 19% 44% 10% 6% 18%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy
Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL DFA Multi-Strategy Fund 0.05% 0.20%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA International Core Equity
Fund $ 87,850,444 $ 37,669,179 $ (13,444,968) $ 1,071,415 $ (5,316,006) $ 107,830,064 10,848,095 $ 2,686,769 $ 4,382,411
AZL DFA U.S. Core Equity Fund 274,015,735 60,816,420 (76,195,279) 20,133,746 7,212,502 285,983,124 18,426,748 2,279,164 25,174,781
AZL DFA U.S. Small Cap Fund 72,497,188 18,519,365 (72,634,072) (10,522,502) (7,859,979) — — 428,541 18,090,822
AZL Enhanced Bond Index Fund 284,522,638 17,169,523 (27,939,343) 979,783 (7,713,604) 267,018,997 27,901,672 10,269,979 —
$ 718,886,005 $ 134,174,487 $ (190,213,662) $ 11,662,442 $ (13,677,087)
$ 660,832,185
57,176,515 $ 15,664,453 $ 47,648,014

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2024, the Fund did not directly invest in derivatives.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 660,832,185 $ — $ — $ 660,832,185
Total Investment Securities $660,832,185 $— $— $660,832,185
Purchases Sales
AZL DFA Multi-Strategy Fund $134,174,487 $190,213,662

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $573,849,773. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2024, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2024, the Fund utilized $32,040,228 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of
Unrealized appreciation $86,982,412
Unrealized (depreciation) –
Net unrealized appreciation/(depreciation) $86,982,412
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA Multi-Strategy Fund $9,399,757 $– $9,399,757
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA Multi-Strategy Fund $19,999,004 $62,786,000 $82,785,004
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA Multi-Strategy Fund $16,882,818 $23,418,455 $— $86,982,412 $127,283,685
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL DFA Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA Multi-Strategy Fund (one of the funds constituting
Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 15.34% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 4 and 11, 2024, and September 24, 2024, the Manager reported that, for the five-year period ended December 31, 2023, three Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and one was in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2023, eight Funds were in the top 40%, one was in the middle 20%, and none were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2023, seven
Funds were in the top 40% of their respective custom managed-volatility peer group. For the three-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 3rd percentile. The Manager reported that for the AZL Balanced Index Strategy, AZL
MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2024, were approximately $8.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Balanced Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® MVP Balanced Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (33.3%):
1,004,588 AZL Mid Cap Index Fund, Class 2 $ 21,689,065
8,704,428 AZL S&P 500 Index Fund, Class 2 206,817,218
1,160,118 AZL Small Cap Stock Index Fund, Class 2 14,443,473
242,949,756
Fixed Income Fund (48.0%):
36,584,321 AZL Enhanced Bond Index Fund 350,111,957
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (13.8%):
5,769,917 AZL International Index Fund, Class 2 $ 100,108,056
Total Affiliated Investment Companies (Cost $639,510,541) 693,169,769
Total Investment Securities
(Cost $639,510,541 ) — 95.1% (a) 693,169,769
Net other assets (liabilities) — 4.9% 36,012,388
Net Assets — 100.0% $ 729,182,157
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 61 $ 18,104,038 $ (571,598)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/25 167 18,161,250 (290,283)
$ (861,881)

AZL MVP Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 639,510,541
aaa
aaa
Investments in affiliates, at value $ 693,169,769
Deposit at broker for futures contracts collateral 36,358,844
Interest and dividends receivable 110,672
Receivable for affiliated investments sold 330,858
Prepaid expenses 3,757
Total Assets 729,973,900
Liabilities:
Cash overdraft 330,858
Payable for capital shares redeemed 342,108
Management fees payable 63,189
Administration fees payable 15,318
Custodian fees payable 6,989
Administrative and compliance services fees payable 2,786
Transfer agent fees payable 1,539
Trustee fees payable 5,453
Other accrued liabilities 23,503
Total Liabilities 791,743
Commitments and contingent liabilities^
Net Assets
$ 729,182,157
Net Assets Consist of:
Paid in capital $ 638,368,099
Total distributable earnings 90,814,058
Net Assets
$ 729,182,157
Shares of beneficial interest (unlimited number of shares authorized, no par value) 58,152,599
Net Asset Value (offering and redemption price per share) $ 12.54
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 19,142,645
Interest 1,716,008
Dividends from non-affiliates 282
Total Investment Income 20,858,935
Expenses:
Management fees 772,342
Administration fees 96,914
Custodian fees 32,414
Administrative and compliance services fees 22,874
Transfer agent fees 9,898
Trustee fees 57,184
Professional fees 57,693
Shareholder reports 10,668
Other expenses 12,573
Total expenses 1,072,560
Net Investment Income/(Loss)
19,786,375
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 25,413,446
Net realized gains distributions from affiliated underlying funds 13,063,919
Net realized gains/(losses) on futures contracts 3,845,842
Change in net unrealized appreciation/depreciation on affiliated underlying funds 1,808,831
Change in net unrealized appreciation/depreciation on futures contracts (1,626,751)
Net realized and Change in net unrealized gains/losses on
investments
42,505,287
Change in Net Assets Resulting From Operations
$ 62,291,662

AZL MVP Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 19,786,375 $ 12,292,134
Net realized gains/(losses) on investments 42,323,207 29,065,455
Change in unrealized appreciation/depreciation on investments 182,080 45,861,248
Change in net assets resulting from operations 62,291,662 87,218,837
Distributions to Shareholders:
Distributions (43,308,388) (12,096,295)
Change in net assets resulting from distributions to shareholders (43,308,388) (12,096,295)
Capital Transactions:
Proceeds from shares issued 2,013,371 4,731,773
Proceeds from shares issued in merger — 579,651,043
Proceeds from dividends reinvested 43,308,388 12,096,295
Value of shares redeemed (134,489,155) (112,489,130)
Change in net assets resulting from capital transactions (89,167,396) 483,989,981
Change in net assets (70,184,122) 559,112,523
Net Assets:
Beginning of period 799,366,279 240,253,756
End of period $ 729,182,157 $ 799,366,279
Share Transactions:
Shares issued 158,934 409,444
Shares issued in merger — 51,611,164
Dividends reinvested 3,394,074 1,089,757
Shares redeemed (10,559,502) (9,686,070)
Change in shares (7,006,494) 43,424,295
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$12.27 $11.05 $14.38 $14.04 $13.90
Investment Activities:
Net Investment Income/(Loss)(a) 0.33  0.21  0.16  0.11  0.24
Net Realized and Unrealized Gains/(Losses) on Investments 0.70  1.19  (2.34) 1.26  0.54
Total from Investment Activities 1.03  1.40  (2.18) 1.37  0.78
Distributions to Shareholders From:
Net Investment Income (0.22) (0.06) (0.28) (0.26) (0.27)
Net Realized Gains (0.54) (0.12) (0.87) (0.77) (0.37)
Total Dividends (0.76) (0.18) (1.15) (1.03) (0.64)
Net Asset Value, End of Period
$12.54 $12.27 $11.05 $14.38 $14.04
Total Return
(b) 8.28% 12.85% (14.87)% 10.02% 5.98%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $729,182 $799,366 $240,254 $324,718 $320,488
Net Investment Income/(Loss) 2.56% 1.77% 1.30% 0.74% 1.82%
Expenses Before Reductions*(c) 0.14% 0.13% 0.14% 0.13% 0.14%
Expenses Net of Reductions* 0.14% 0.13% 0.14% 0.13% 0.14%
Portfolio Turnover Rate 11% 16% 7% 10% 13%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2024, the monthly average notional amount for long contracts was $38.3 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (571,598)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $571,598
Interest Rate Risk
– –
–
– (290,283)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 290,283
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(3,924,721) 720,528
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 3,924,721 $ (720,528)
Interest Rate Risk
78,879 906,223
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(78,879) $(906,223)
Annual Rate Annual Expense Limit
AZL MVP Balanced Index Strategy Fund 0.10% 0.20%

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 379,598,130 $ 16,640,187 $ (37,209,731) $ (3,829,175) $ (5,087,454) $ 350,111,957 36,584,321 $ 13,532,740 $ —
AZL International Index Fund,
Class 2 100,669,805 14,110,651 (14,623,545) 2,633,862 (2,682,717) 100,108,056 5,769,917 2,768,450 827,712
AZL Mid Cap Index Fund, Class 2 59,781,515 2,595,457 (42,218,175) 5,310,364 (3,780,096) 21,689,065 1,004,588 381,992 2,032,599
AZL S&P 500 Index Fund, Class 2 188,108,697 47,311,867 (63,823,221) 20,901,475 14,318,400 206,817,218 8,704,428 2,262,125 9,489,74 3
AZL Small Cap Stock Index Fund,
Class 2 31,988,605 911,203 (17,893,953) 396,920 (959,302) 14,443,473 1,160,118 197,338 713,865
$ 760,146,752 $ 81,569,365 $ (175,768,625) $ 25,413,446 $ 1,808,831
$ 693,169,769
53,223,372 $ 19,142,645 $ 13,063,91 9

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 693,169,769 $ — $ — $ 693,169,769
Total Investment Securities 693,169,769 — — 693,169,769
Other Financial Instruments:
*
Futures Contracts (861,881) — — (861,881)
Total Investments $692,307,888 $— $— $692,307,888
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Balanced Index Strategy Fund $81,569,365 $175,768,625

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $644,098,808. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Balanced Fund (“MVP Fusion Balanced Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 67,346,809 shares of the MVP Fusion Balanced Fund outstanding as of close of business March 10, 2023, valued at $579,651,043 for 51,611,164 shares of the Fund.
At the close of business March 10, 2023, the MVP Fusion Balanced Fund’s investment holdings had a fair value of $553,582,576 and identified cost of $550,296,722. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the
MVP Fusion Balanced Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the MVP Fusion
Balanced Fund as compared to those of the Fund.
Unrealized appreciation $58,818,576
Unrealized (depreciation) (9,747,615)
Net unrealized appreciation/(depreciation) $49,070,961
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Balanced Index Strategy Fund $30,191,032 $13,117,356 $43,308,388
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Balanced Index Strategy Fund $4,448,886 $7,647,409 $12,096,295
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund $41,742,224 $18,417,532 $— $49,070,961 $109,230,717
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

10. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Balanced Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Balanced Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 36.34% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $17,898,923.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $13,117,356.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 4 and 11, 2024, and September 24, 2024, the Manager reported that, for the five-year period ended December 31, 2023, three Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and one was in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2023, eight Funds were in the top 40%, one was in the middle 20%, and none were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2023, seven
Funds were in the top 40% of their respective custom managed-volatility peer group. For the three-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 3rd percentile. The Manager reported that for the AZL Balanced Index Strategy, AZL
MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2024, were approximately $8.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP DFA Multi-Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® MVP DFA Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Fund (40.4%):
33,611,654 AZL DFA U.S. Core Equity Fund $ 521,652,873
Fixed Income Fund (38.4%):
51,846,235 AZL Enhanced Bond Index Fund 496,168,465
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.3%):
21,152,278 AZL DFA International Core Equity Fund $ 210,253,639
Total Affiliated Investment Companies (Cost $1,146,503,792) 1,228,074,977
Total Investment Securities
(Cost $1,146,503,792) — 95.1%(a) 1,228,074,977
Net other assets (liabilities) — 4.9% 63,815,104
Net Assets — 100.0% $ 1,291,890,081
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 129 $ 38,285,588 $ (1,221,174)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/25 236 25,665,000 (408,124)
$ (1,629,298)

AZL MVP DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 1,146,503,792
aaa
aaa
Investments in affiliates, at value $ 1,228,074,977
Deposit at broker for futures contracts collateral 64,237,968
Interest and dividends receivable 196,304
Receivable for affiliated investments sold 683,048
Receivable for variation margin on futures contracts 1,806
Prepaid expenses 6,668
Total Assets 1,293,200,771
Liabilities:
Cash overdraft 683,048
Payable for capital shares redeemed 421,749
Management fees payable 112,104
Administration fees payable 16,933
Custodian fees payable 12,535
Administrative and compliance services fees payable 5,686
Transfer agent fees payable 1,675
Trustee fees payable 11,127
Other accrued liabilities 45,833
Total Liabilities 1,310,690
Commitments and contingent liabilities^
Net Assets
$ 1,291,890,081
Net Assets Consist of:
Paid in capital $ 1,081,526,682
Total distributable earnings 210,363,399
Net Assets
$ 1,291,890,081
Shares of beneficial interest (unlimited number of shares authorized, no par value) 111,144,597
Net Asset Value (offering and redemption price per share) $ 11.62
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 29,294,148
Interest 3,019,905
Total Investment Income 32,314,053
Expenses:
Management fees 2,729,562
Administration fees 95,732
Custodian fees 56,094
Administrative and compliance services fees 21,241
Transfer agent fees 9,651
Trustee fees 60,011
Professional fees 75,169
Shareholder reports 13,508
Other expenses 17,280
Total expenses before reductions 3,078,248
Less Management fees contractually waived (1,364,772)
Net expenses 1,713,476
Net Investment Income/(Loss)
30,600,577
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 8,040,991
Net realized gains distributions from affiliated underlying funds 89,861,261
Net realized gains/(losses) on futures contracts 9,288,394
Change in net unrealized appreciation/depreciation on affiliated underlying funds (14,920,645)
Change in net unrealized appreciation/depreciation on futures contracts (3,883,868)
Net realized and Change in net unrealized gains/losses on
investments
88,386,133
Change in Net Assets Resulting From Operations
$ 118,986,710

AZL MVP DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 30,600,577 $ 15,764,044
Net realized gains/(losses) on investments 107,190,646 40,709,759
Change in unrealized appreciation/depreciation on investments (18,804,513) 99,255,205
Change in net assets resulting from operations 118,986,710 155,729,008
Distributions to Shareholders:
Distributions (58,176,909) (2,915,434)
Change in net assets resulting from distributions to shareholders (58,176,909) (2,915,434)
Capital Transactions:
Proceeds from shares issued 639,835 6,751,576
Proceeds from shares issued in merger — 1,340,915,610
Proceeds from dividends reinvested 58,176,909 2,915,434
Value of shares redeemed (241,540,534) (168,014,722)
Change in net assets resulting from capital transactions (182,723,790) 1,182,567,898
Change in net assets (121,913,989) 1,335,381,472
Net Assets:
Beginning of period 1,413,804,070 78,422,598
End of period $ 1,291,890,081 $ 1,413,804,070
Share Transactions:
Shares issued 54,336 665,897
Shares issued in merger — 134,212,030
Dividends reinvested 4,930,247 290,961
Shares redeemed (20,787,251) (16,206,663)
Change in shares (15,802,668) 118,962,225
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$11.14 $9.82 $12.21 $11.58 $12.03
Investment Activities:
Net Investment Income/(Loss)(a) 0.26  0.14  0.23  0.05  0.16
Net Realized and Unrealized Gains/(Losses) on Investments 0.74  1.21  (1.69) 1.51  0.22
Total from Investment Activities 1.00  1.35  (1.46) 1.56  0.38
Distributions to Shareholders From:
Net Investment Income (0.14) (0.02) (0.11) (0.17) (0.34)
Net Realized Gains (0.38) (0.01) (0.82) (0.76) (0.49)
Total Dividends (0.52) (0.03) (0.93) (0.93) (0.83)
Net Asset Value, End of Period
$11.62 $11.14 $9.82 $12.21 $11.58
Total Return
(b) 8.95% 13.69% (11.76)% 13.74% 3.77%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,291,890 $1,413,804 $78,423 $99,979 $90,668
Net Investment Income/(Loss) 2.24% 1.38% 2.10% 0.42% 1.44%
Expenses Before Reductions*(c) 0.23% 0.23% 0.30% 0.29% 0.30%
Expenses Net of Reductions* 0.13% 0.13% 0.15% 0.15% 0.15%
Portfolio Turnover Rate 20% 18% 11% 13% 18%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2024, the monthly average notional amount for long contracts was $67.7 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (1,221,174)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $1,221,174
Interest Rate Risk
– –
–
– (408,124)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 408,124
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(9,408,753) 2,604,811
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 9,408,753 $ (2,604,811)
Interest Rate Risk
120,359 1,279,057
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(120,359) $(1,279,057)
Annual Rate* Annual Expense Limit
AZL MVP DFA Multi-Strategy Fund 0.2 0% 0.15%

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA International Core Equity
Fund $ 172,336,936 $ 73,801,310 $ (27,743,616) $ 2,437,381 $ (10,578,372) $ 210,253,639 21,152,278 $ 5,245,436 $ 8,555,874
AZL DFA U.S. Core Equity Fund 496,376,149 116,613,444 (141,294,050) 29,110,737 20,846,593 521,652,873 33,611,654 4,139,899 45,727,762
AZL DFA U.S. Small Cap Fund 142,122,745 36,419,262 (142,400,384) (24,363,215) (11,778,408) — — 841,637 35,577,625
AZL Enhanced Bond Index Fund 533,362,197 30,360,135 (54,999,497) 856,088 (13,410,458) 496,168,465 51,846,235 19,067,176 —
$ 1,344,198,027 $ 257,194,151 $ (366,437,547) $ 8,040,991 $ (14,920,645)
$ 1,228,074,977
106,610,167 $ 29,294,148 $ 89,861,261

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,228,074,977 $ — $ — $ 1,228,074,977
Total Investment Securities 1,228,074,977 — — 1,228,074,977
Other Financial Instruments:
*
Futures Contracts (1,629,298) — — (1,629,298)
Total Investments $1,226,445,679 $— $— $1,226,445,679
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP DFA Multi-Strategy Fund $257,194,151 $366,437,547

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $1,147,263,982. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund. As of December 31, 2024, the Fund had a controlling interest (in excess of 50%) in the AZL DFA
U.S. Core Equity Fund and the AZL DFA International Core Equity Fund, which are each affiliated with the Manager.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Moderate Fund (“MVP Fusion Moderate Fund”), an open-
end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 157,277,879 shares of the MVP Fusion Moderate Fund outstanding as of close of business March 10, 2023, valued at $1,340,915,610 for 134,212,030 shares of the
Fund.
At the close of business March 10, 2023, the MVP Fusion Moderate Fund’s investment holdings had a fair value of $1,281,321,873 and identified cost of $1,287,826,325. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the MVP Fusion Moderate Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the
MVP Fusion Moderate Fund as compared to those of the Fund.
Unrealized appreciation $86,736,018
Unrealized (depreciation) (5,925,023)
Net unrealized appreciation/(depreciation) $80,810,995
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund $29,503,001 $28,673,908 $58,176,909
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund $2,117,611 $797,823 $2,915,434
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP DFA Multi-Strategy Fund $64,539,584 $69,517,781 $— $80,810,995 $214,868,360
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

10. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP DFA Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP DFA Multi-Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 9.07% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $13,679,762.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $28,673,908.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 4 and 11, 2024, and September 24, 2024, the Manager reported that, for the five-year period ended December 31, 2023, three Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and one was in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2023, eight Funds were in the top 40%, one was in the middle 20%, and none were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2023, seven
Funds were in the top 40% of their respective custom managed-volatility peer group. For the three-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 3rd percentile. The Manager reported that for the AZL Balanced Index Strategy, AZL
MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2024, were approximately $8.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Fidelity Institutional Asset Management
Multi-Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Company (95.0%):
Balanced Funds (95.0%):
18,651,996 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 281,458,614
Total Affiliated Investment Company (Cost $230,411,613) 281,458,614
Total Investment Securities
(Cost $230,411,613) — 95.0%(a) 281,458,614
Net other assets (liabilities) — 5.0% 14,686,334
Net Assets — 100.0% $ 296,144,948
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 19 $ 5,638,963 $ (163,571)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/25 81 8,808,750 (139,138)
$ (302,709)

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 230,411,613
aaa
aaa
Investments in affiliates, at value $ 281,458,614
Deposit at broker for futures contracts collateral 14,812,784
Interest and dividends receivable 45,001
Receivable for affiliated investments sold 372,110
Receivable for variation margin on futures contracts 1,806
Prepaid expenses 1,526
Total Assets 296,691,841
Liabilities:
Cash overdraft 372,110
Payable for capital shares redeemed 121,289
Management fees payable 15,763
Administration fees payable 16,426
Custodian fees payable 4,046
Administrative and compliance services fees payable 1,302
Transfer agent fees payable 1,602
Trustee fees payable 2,548
Other accrued liabilities 11,807
Total Liabilities 546,893
Commitments and contingent liabilities^
Net Assets
$ 296,144,948
Net Assets Consist of:
Paid in capital $ 239,861,047
Total distributable earnings 56,283,901
Net Assets
$ 296,144,948
Shares of beneficial interest (unlimited number of shares authorized, no par value) 22,185,534
Net Asset Value (offering and redemption price per share) $ 13.35
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 6,809,711
Interest 687,727
Dividends from non-affiliates 223
Total Investment Income 7,497,661
Expenses:
Management fees 315,438
Administration fees 90,654
Custodian fees 18,580
Administrative and compliance services fees 10,919
Transfer agent fees 9,043
Trustee fees 26,963
Professional fees 26,027
Shareholder reports 5,703
Other expenses 5,375
Total expenses before reductions 508,702
Less expense contractually waived/reimbursed by the Manager (35,422)
Net expenses 473,280
Net Investment Income/(Loss)
7,024,381
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 9,565,471
Net realized gains/(losses) on futures contracts 1,087,667
Change in net unrealized appreciation/depreciation on affiliated underlying funds 16,221,541
Change in net unrealized appreciation/depreciation on futures contracts (603,479)
Net realized and Change in net unrealized gains/losses on
investments
26,271,200
Change in Net Assets Resulting From Operations
$ 33,295,581

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 7,024,381 $ 5,329,878
Net realized gains/(losses) on investments 10,653,138 (143,550)
Change in unrealized appreciation/depreciation on investments 15,618,062 33,097,849
Change in net assets resulting from operations 33,295,581 38,284,177
Distributions to Shareholders:
Distributions (5,329,858) (4,941,197)
Change in net assets resulting from distributions to shareholders (5,329,858) (4,941,197)
Capital Transactions:
Proceeds from shares issued 3,104,394 9,474,749
Proceeds from shares issued in merger — 165,908,114
Proceeds from dividends reinvested 5,329,858 4,941,197
Value of shares redeemed (70,186,703) (66,117,969)
Change in net assets resulting from capital transactions (61,752,451) 114,206,091
Change in net assets (33,786,728) 147,549,071
Net Assets:
Beginning of period 329,931,676 182,382,605
End of period $ 296,144,948 $ 329,931,676
Share Transactions:
Shares issued 238,428 828,026
Shares issued in merger — 14,877,903
Dividends reinvested 398,048 441,178
Shares redeemed (5,423,334) (5,712,574)
Change in shares (4,786,858) 10,434,533
Amounts shown as “—” are either $0 or round to less than $1.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$12.23 $11.03 $13.55 $13.00 $12.47
Investment Activities:
Net Investment Income/(Loss)(a) 0.29  0.20  0.10  0.05  0.27
Net Realized and Unrealized Gains/(Losses) on Investments 1.06  1.18  (1.98) 1.36  0.61
Total from Investment Activities 1.35  1.38  (1.88) 1.41  0.88
Distributions to Shareholders From:
Net Investment Income (0.23) (0.18) (0.09) (0.36) (0.35)
Net Realized Gains —  —  (0.55) (0.50) —
Total Dividends (0.23) (0.18) (0.64) (0.86) (0.35)
Net Asset Value, End of Period
$13.35 $12.23 $11.03 $13.55 $13.00
Total Return
(b) 11.06% 12.63% (13.81)% 11.07% 7.16%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $296,145 $329,932 $182,383 $243,789 $254,918
Net Investment Income/(Loss) 2.23% 1.73% 0.81% 0.35% 2.19%
Expenses Before Reductions*(c) 0.16% 0.15% 0.15% 0.14% 0.15%
Expenses Net of Reductions* 0.15% 0.15% 0.15% 0.14% 0.15%
Portfolio Turnover Rate 3% 21% 8% 3% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2024, the monthly average notional amount for long contracts was $14.7 million, and the monthly average notional amount for short contracts was $47.1 thousand. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (163,571)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $163,571
Interest Rate Risk
– –
–
– (139,138)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 139,138
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(1,129,265) 187,788
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 1,129,26 4 $ (187,788)
Interest Rate Risk
41,597 415,691
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(41,597) $(415,691)
Annual Rate Annual Expense Limit
AZL MVP FIAM Multi-Strategy Fund 0.10% 0.15%

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

At December 31, 2024, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Expires
12/31/2027
Total
AZL MVP FIAM Multi-Strategy Fund $35,422 $35,422
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 315,196,873 $ 8,482,460 $ (68,007,731) $ 9,565,47 1 $ 16,221,541 $ 281,458,614 18,651,996 $ 6,809,711 $ —

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Company $ 281,458,614 $ — $ — $ 281,458,614
Total Investment Securities 281,458,614 — — 281,458,614
Other Financial Instruments:
*
Futures Contracts (302,709) — — (302,709)
Total Investments $281,155,905 $— $— $281,155,905
*
Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP FIAM Multi-Strategy Fund $8,482,460 $68,007,731

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $232,963,227. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2024, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2024, the Fund utilized $2,368,979 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Conservative Fund (“MVP Fusion Conservative Fund”), an
open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 17,761,854 shares of the MVP Fusion Conservative Fund outstanding as of close of business March 10, 2023, valued at $165,908,114 for 14,877,903 shares of the Fund.
At the close of business March 10, 2023, the MVP Fusion Conservative Fund’s investment holdings had a fair value of $157,511,590 and identified cost of $157,511,590. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the
MVP Fusion Conservative Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the MVP
Fusion Conservative Fund as compared to those of the Fund.
Unrealized appreciation $48,495,387
Unrealized (depreciation) –
Net unrealized appreciation/(depreciation) $48,495,387
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP FIAM Multi-Strategy Fund $5,329,858 $– $5,329,858
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP FIAM Multi-Strategy Fund $4,941,197 $— $4,941,197
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP FIAM Multi-Strategy Fund $13,652,055 $— $— $48,495,387 $62,147,442
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

10. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Fidelity Institutional Asset Management Multi-
Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 23.90% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 4 and 11, 2024, and September 24, 2024, the Manager reported that, for the five-year period ended December 31, 2023, three Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and one was in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2023, eight Funds were in the top 40%, one was in the middle 20%, and none were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2023, seven
Funds were in the top 40% of their respective custom managed-volatility peer group. For the three-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 3rd percentile. The Manager reported that for the AZL Balanced Index Strategy, AZL
MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2024, were approximately $8.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Global Balanced Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® MVP Global Balanced Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31 , 2024 .
Shares Value
Common Stocks (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
145,123 Grand Rounds, Inc., Series C*(a)(b) $ 108,842
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd.*(a)(b) 3
Total Common Stocks (Cost $653,277) 108,845
Private Placements (0.1%):
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%*(a)(b) —
Software (0.1%):
5,547 Lookout, Inc., 0.00%*(a)(b) 5,269
63,925 Lookout, Inc., Series F, Preferred Shares, 0.00%*(a)
(b) 120,818
126,087
Total Private Placements (Cost $485,378) 126,087
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
11/13/14*(a)(b)(c) —
Total Convertible Bond (Cost $—) —
Principal Amount Value
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
$ 52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
2/7/25 @ 100*(a)(b) $ 6,672
730,672 Quintis Australia Pty, Ltd., 12.00%, 10/1/28,
Callable 2/7/25 @ 109*(a)(b) —
Total Corporate Bonds (Cost $783,003) 6,672
Shares
Affiliated Investment Companies (95.0%):
Fixed Income Fund (47.9%):
22,666,781 AZL Enhanced Bond Index Fund 216,921,097
International Equity Fund (47.1%):
12,060,734 AZL MSCI Global Equity Index Fund, Class 2 213,595,597
Total Affiliated Investment Companies (Cost $375,085,706) 430,516,694
Total Investment Securities
(Cost $377,007,364 ) — 95.1% (d) 430,758,298
Net other assets (liabilities) — 4.9% 22,380,018
Net Assets — 100.0% $ 453,138,316
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of December 31, 2024.
(c) Defaulted bond.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 37 $ 10,981,138 $ (340,334)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/25 104 11,310,000 (180,075)
$ (520,409)

AZL MVP Global Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 375,085,706
Investments in non-affiliates, at cost 1,921,658
aaa
aaa
Investments in affiliates, at value $ 430,516,694
Investments in non-affiliates, at value 241,604
Deposit at broker for futures contracts collateral 22,626,964
Interest and dividends receivable 68,815
Receivable for investments sold 252,963
Receivable for variation margin on futures contracts 1,448
Prepaid expenses 2,330
Reclaims receivable 32,992
Total Assets 453,743,810
Liabilities:
Cash overdraft 252,964
Payable for capital shares redeemed 269,693
Management fees payable 39,310
Administration fees payable 14,956
Custodian fees payable 5,441
Administrative and compliance services fees payable 1,821
Transfer agent fees payable 1,456
Trustee fees payable 3,564
Other accrued liabilities 16,289
Total Liabilities 605,494
Commitments and contingent liabilities^
Net Assets
$ 453,138,316
Net Assets Consist of:
Paid in capital $ 417,757,369
Total distributable earnings 35,380,947
Net Assets
$ 453,138,316
Shares of beneficial interest (unlimited number of shares authorized, no par value) 40,909,971
Net Asset Value (offering and redemption price per share) $ 11.08
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 11,613,101
Interest 1,077,264
Dividends from non-affiliates 102
Total Investment Income 12,690,467
Expenses:
Management fees 485,095
Administration fees 89,301
Custodian fees 26,045
Administrative and compliance services fees 10,494
Transfer agent fees 8,876
Trustee fees 27,160
Professional fees 30,472
Shareholder reports 7,382
Other expenses 7,066
Total expenses 691,891
Net Investment Income/(Loss)
11,998,576
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 12,022,291
Net realized gains/(losses) on futures contracts 2,718,122
Change in net unrealized appreciation/depreciation on securities and foreign currencies (239,320)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 18,869,531
Change in net unrealized appreciation/depreciation on futures contracts (1,324,045)
Net realized and Change in net unrealized gains/losses on
investments
32,046,579
Change in Net Assets Resulting From Operations
$ 44,045,155

AZL MVP Global Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 11,998,576 $ 7,374,754
Net realized gains/(losses) on investments 14,740,413 1,662,612
Change in unrealized appreciation/depreciation on investments 17,306,166 57,065,550
Change in net assets resulting from operations 44,045,155 66,102,916
Distributions to Shareholders:
Distributions (7,719,756) (20,387,500)
Change in net assets resulting from distributions to shareholders (7,719,756) (20,387,500)
Capital Transactions:
Proceeds from shares issued 275,252 512,058
Proceeds from dividends reinvested 7,719,756 20,387,500
Value of shares redeemed (97,608,681) (78,067,295)
Change in net assets resulting from capital transactions (89,613,673) (57,167,737)
Change in net assets (53,288,274) (11,452,321)
Net Assets:
Beginning of period 506,426,590 517,878,911
End of period $ 453,138,316 $ 506,426,590
Share Transactions:
Shares issued 24,910 51,282
Dividends reinvested 687,423 2,185,155
Shares redeemed (9,002,481) (7,886,963)
Change in shares (8,290,148) (5,650,526)

AZL MVP Global Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$10.29 $9.44 $12.31 $12.31 $12.99
Investment Activities:
Net Investment Income/(Loss)(a) 0.27  0.14  0.12  0.08  0.19
Net Realized and Unrealized Gains/(Losses) on Investments 0.70  1.12  (2.12) 0.89  0.73
Total from Investment Activities 0.97  1.26  (2.00) 0.97  0.92
Distributions to Shareholders From:
Net Investment Income (0.18) (0.41) (0.32) (0.20) (1.22)
Net Realized Gains —  —  (0.55) (0.77) (0.38)
Total Dividends (0.18) (0.41) (0.87) (0.97) (1.60)
Net Asset Value, End of Period
$11.08 $10.29 $9.44 $12.31 $12.31
Total Return
(b) 9.44% 13.85% (16.09)% 8.05% 7.81%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $453,138 $506,427 $517,879 $691,209 $716,925
Net Investment Income/(Loss) 2.47% 1.44% 1.18% 0.61% 1.49%
Expenses Before Reductions*(c) 0.14% 0.14% 0.13% 0.13% 0.13%
Expenses Net of Reductions* 0.14% 0.14% 0.13% 0.13% 0.13%
Portfolio Turnover Rate 3% 6% 5% 5% 9%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global
Balanced Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Private Placements
The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2024, the monthly average notional amount for long contracts was $23.9 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (340,334)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $340,334
Interest Rate Risk
– –
–
– (180,075)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 180,075
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(2,763,678) 754,071
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 2,763,678 $ (754,071)
Interest Rate Risk
45,556 569,974
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(45,556) $(569,974)

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL MVP Global Balanced Index Strategy Fund 0.10% 0.15%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 240,085,173 $ 8,497,25 4 $ (26,108,328) $ (3,468,358) $ (2,084,644) $ 216,921,09 7 22,666,781 $ 8,408,961 $ —
AZL MSCI Global Equity Index Fund,
Class 2 240,613,096 3,204,139 (66,666,462) 15,490,649 20,954,175 213,595,597 12,060,734 3,204,140 —
$ 480,698,269 $ 11,701,39 3 $ (92,774,790) $ 12,022,291 $ 18,869,531
$ 430,516,69 4
34,727,515 $ 11,613,101 $ —

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as
Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ — $ — $ 108,845 $ 108,845
Private Placements
+
— — 126,087 126,087
Convertible Bond
+
— — —
#
—
Corporate Bonds
+
— — 6,672 6,672
Affiliated Investment Companies 430,516,694 — — 430,516,694
Total Investment Securities 430,516,694 — 241,604 430,758,298
Other Financial Instruments:
*
Futures Contracts (520,409) — — (520,409)
Total Investments $429,996,285 $— $241,604 $430,237,889
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Global Balanced Index Strategy Fund $11,701,393 $92,774,790

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount
Value
Percentage of Net
Assets
Grand Rounds, Inc. Series C
3/31/15
$ 399,608
145,123
$ 108,842
0.02%
Jawbone
1/24/17
–
23,389
–
0.00%
Lookout, Inc., Series F, Preferred Shares
9/19/14
481,994
63,925
120,818
0.03%
Lookout, Inc.
3/4/15
3,384
5,547
5,269
0.00%
Quintis Australia Pty, Ltd. 7.50% , 10/1/26 , Callable 2/5/24 @
101.88
10/25/18
52,331
52,331
6,672
0.00%
Quintis Australia Pty, Ltd. 10/1/28 , Callable 2/5/24 @ 100.00
10/25/18
730,672
730,672
–
0.00%
Quintis Pty, Ltd.
10/25/18
253,669
386,370
3
0.00%
REI Agro, Ltd., Registered Shares , 5.50% , 11/13/14
2/7/12
–
400,000
–
0.00%
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2024 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
(a) Acquisition date represents the initial purchase date of the security.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $379,916,196. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2024, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund. As of December 31, 2024, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI
Global Equity Index Fund, which is affiliated with the Manager.
Unrealized appreciation $82,766,142
Unrealized (depreciation) (31,924,040)
Net unrealized appreciation/(depreciation) $50,842,102
Short-Term
Amount
Long-Term
Amount Total
AZL MVP Global Balanced Index Strategy Fund $ – $ 1,736,382 $ 1,736,382
During the year ended December 31, 2024, the Fund utilized $13,871,371 in CLCFs to offset capital gains.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Global Balanced Index Strategy Fund $7,719,756 $– $7,719,756
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Global Balanced Index Strategy Fund $20,387,500 $— $20,387,500
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Global Balanced Index Strategy Fund $11,998,538 $— $(1,736,382) $50,839,483 $61,101,639
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of futures contracts and straddles.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

10. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Global Balanced Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Global Balanced Index Strategy Fund (one of the
funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 28.22% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 4 and 11, 2024, and September 24, 2024, the Manager reported that, for the five-year period ended December 31, 2023, three Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and one was in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2023, eight Funds were in the top 40%, one was in the middle 20%, and none were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2023, seven
Funds were in the top 40% of their respective custom managed-volatility peer group. For the three-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 3rd percentile. The Manager reported that for the AZL Balanced Index Strategy, AZL
MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2024, were approximately $8.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Growth Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® MVP Growth Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (50.4%):
3,919,023 AZL Mid Cap Index Fund, Class 2 $ 84,611,702
33,117,394 AZL S&P 500 Index Fund, Class 2 786,869,284
4,577,904 AZL Small Cap Stock Index Fund, Class 2 56,994,906
928,475,892
Fixed Income Fund (24.0%):
46,175,869 AZL Enhanced Bond Index Fund 441,903,068
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (20.6%):
21,825,568 AZL International Index Fund, Class 2 $ 378,673,601
Total Affiliated Investment Companies (Cost $1,359,547,379) 1,749,052,561
Total Investment Securities
(Cost $1,359,547,379) — 95.0%(a) 1,749,052,561
Net other assets (liabilities) — 5.0% 91,262,325
Net Assets — 100.0% $ 1,840,314,886
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 230 $ 68,261,125 $ (2,155,382)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/25 210 22,837,500 (361,981)
$ (2,517,363)

AZL MVP Growth Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 1,359,547,379
aaa
aaa
Investments in affiliates, at value $ 1,749,052,561
Deposit at broker for futures contracts collateral 91,576,181
Interest and dividends receivable 280,735
Receivable for affiliated investments sold 1,233,005
Receivable for variation margin on futures contracts 5,060
Prepaid expenses 9,504
Total Assets 1,842,157,046
Liabilities:
Cash overdraft 1,233,005
Payable for capital shares redeemed 350,448
Management fees payable 160,293
Administration fees payable 14,624
Custodian fees payable 13,898
Administrative and compliance services fees payable 6,271
Transfer agent fees payable 1,512
Trustee fees payable 12,273
Other accrued liabilities 49,836
Total Liabilities 1,842,160
Commitments and contingent liabilities^
Net Assets
$ 1,840,314,886
Net Assets Consist of:
Paid in capital $ 1,477,244,629
Total distributable earnings 363,070,257
Net Assets
$ 1,840,314,886
Shares of beneficial interest (unlimited number of shares authorized, no par value) 124,124,779
Net Asset Value (offering and redemption price per share) $ 14.83
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 38,337,123
Interest 4,308,006
Dividends from non-affiliates 451
Total Investment Income 42,645,580
Expenses:
Management fees 1,953,343
Administration fees 101,573
Custodian fees 79,025
Administrative and compliance services fees 37,292
Transfer agent fees 10,556
Trustee fees 97,487
Professional fees 113,793
Shareholder reports 18,548
Other expenses 26,310
Total expenses 2,437,927
Net Investment Income/(Loss)
40,207,653
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 102,399,657
Net realized gains distributions from affiliated underlying funds 49,538,528
Net realized gains/(losses) on futures contracts 14,831,811
Change in net unrealized appreciation/depreciation on affiliated underlying funds 23,589,226
Change in net unrealized appreciation/depreciation on futures contracts (5,737,682)
Net realized and Change in net unrealized gains/losses on
investments
184,621,540
Change in Net Assets Resulting From Operations
$ 224,829,193

AZL MVP Growth Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 40,207,653 $ 29,651,237
Net realized gains/(losses) on investments 166,769,996 70,356,646
Change in unrealized appreciation/depreciation on investments 17,851,544 207,303,551
Change in net assets resulting from operations 224,829,193 307,311,434
Distributions to Shareholders:
Distributions (107,317,081) (76,260,325)
Change in net assets resulting from distributions to shareholders (107,317,081) (76,260,325)
Capital Transactions:
Proceeds from shares issued 4,655,717 3,930,389
Proceeds from dividends reinvested 107,317,081 76,260,325
Value of shares redeemed (388,997,620) (293,901,444)
Change in net assets resulting from capital transactions (277,024,822) (213,710,730)
Change in net assets (159,512,710) 17,340,379
Net Assets:
Beginning of period 1,999,827,596 1,982,487,217
End of period $ 1,840,314,886 $ 1,999,827,596
Share Transactions:
Shares issued 309,767 296,153
Dividends reinvested 7,168,810 6,095,949
Shares redeemed (26,179,677) (22,166,575)
Change in shares (18,701,100) (15,774,473)

AZL MVP Growth Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$14.00 $12.50 $16.66 $15.77 $16.02
Investment Activities:
Net Investment Income/(Loss)(a) 0.31  0.20  0.19  0.14  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 1.39  1.84  (2.76) 2.36  0.42
Total from Investment Activities 1.70  2.04  (2.57) 2.50  0.68
Distributions to Shareholders From:
Net Investment Income (0.24) (0.27) (0.26) (0.30) (0.29)
Net Realized Gains (0.63) (0.27) (1.33) (1.31) (0.64)
Total Dividends (0.87) (0.54) (1.59) (1.61) (0.93)
Net Asset Value, End of Period
$14.83 $14.00 $12.50 $16.66 $15.77
Total Return
(b) 12.10% 16.81% (15.10)% 16.40% 4.73%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,840,315 $1,999,828 $1,982,487 $2,641,569 $2,578,042
Net Investment Income/(Loss) 2.06% 1.50% 1.32% 0.82% 1.76%
Expenses Before Reductions*(c) 0.12% 0.12% 0.12% 0.12% 0.12%
Expenses Net of Reductions* 0.12% 0.12% 0.12% 0.12% 0.12%
Portfolio Turnover Rate 14% 4% 10% 6% 12%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2024, the monthly average notional amount for long contracts was $90.7 million, and the monthly average notional amount for short contracts was $1.0 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (2,155,382)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $2,155,382
Interest Rate Risk
– –
–
– (361,981)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 361,981
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(14,922,442) 4,606,449
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 14,922,442 $ (4,606,449)
Interest Rate Risk
90,631 1,131,233
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(90,631) $(1,131,233)
Annual Rate Annual Expense Limit
AZL MVP Growth Index Strategy Fund 0.10% 0.20%

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 468,336,555 $ 30,649,018 $ (46,039,533) $ (6,950,787) $ (4,092,185) $ 441,903,068 46,175,869 $ 17,010,13 1 $ —
AZL International Index Fund,
Class 2 383,949,980 52,064,753 (57,034,504) 12,569,056 (12,875,684) 378,673,601 21,825,568 10,552,539 $ 3,155,003
AZL Mid Cap Index Fund, Class 2 221,180,974 9,068,760 (150,764,163) 22,213,498 (17,087,367) 84,611,702 3,919,023 1,434,694 7,634,066
AZL S&P 500 Index Fund, Class 2 716,180,551 173,490,738 (236,651,634) 73,946,837 59,902,792 786,869,284 33,117,394 8,592,926 36,047,81 1
AZL Small Cap Stock Index Fund,
Class 2 111,350,115 3,448,481 (56,166,413) 621,053 (2,258,330) 56,994,906 4,577,904 746,833 2,701,64 8
$ 1,900,998,175 $ 268,721,750 $ (546,656,247) $ 102,399,657 $ 23,589,226
$ 1,749,052,561
109,615,758 $ 38,337,123 $ 49,538,52 8

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,749,052,561 $ — $ — $ 1,749,052,561
Total Investment Securities 1,749,052,561 — — 1,749,052,561
Other Financial Instruments:
*
Futures Contracts (2,517,363) — — (2,517,363)
Total Investments $1,746,535,198 $— $— $1,746,535,198
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Growth Index Strategy Fund $268,721,750 $546,656,247

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $1,389,939,571. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
Unrealized appreciation $410,753,048
Unrealized (depreciation) (51,640,058)
Net unrealized appreciation/(depreciation) $359,112,990
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Growth Index Strategy Fund $63,325,732 $43,991,349 $107,317,081
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Growth Index Strategy Fund $38,506,889 $37,753,436 $76,260,325
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund $118,528,072 $71,950,230 $— $359,112,990 $549,591,292
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Growth Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Growth Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 17.28% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $33,674,515.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $43,991,349.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 4 and 11, 2024, and September 24, 2024, the Manager reported that, for the five-year period ended December 31, 2023, three Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and one was in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2023, eight Funds were in the top 40%, one was in the middle 20%, and none were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2023, seven
Funds were in the top 40% of their respective custom managed-volatility peer group. For the three-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 3rd percentile. The Manager reported that for the AZL Balanced Index Strategy, AZL
MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2024, were approximately $8.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Moderate Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® MVP Moderate Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (40.4%):
538,447 AZL Mid Cap Index Fund, Class 2 $ 11,625,078
4,851,842 AZL S&P 500 Index Fund, Class 2 115,279,762
665,252 AZL Small Cap Stock Index Fund, Class 2 8,282,384
135,187,224
Fixed Income Fund (38.5%):
13,473,746 AZL Enhanced Bond Index Fund 128,943,747
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.2%):
3,125,708 AZL International Index Fund, Class 2 $ 54,231,035
Total Affiliated Investment Companies (Cost $279,922,748) 318,362,006
Total Investment Securities
(Cost $279,922,748 ) — 95.1% ( a) 318,362,006
Net other assets (liabilities) — 4.9% 16,487,608
Net Assets — 100.0% $ 334,849,614
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 33 $ 9,793,988 $ (307,754)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/25 61 6,633,750 (106,580)
$ (414,334)

AZL MVP Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 279,922,748
aaa
aaa
Investments in affiliates, at value $ 318,362,006
Deposit at broker for futures contracts collateral 16,698,074
Interest and dividends receivable 50,885
Receivable for affiliated investments sold 219,230
Prepaid expenses 1,722
Total Assets 335,331,917
Liabilities:
Cash overdraft 219,231
Payable for capital shares redeemed 189,764
Management fees payable 33,983
Administration fees payable 15,756
Custodian fees payable 4,754
Administrative and compliance services fees payable 1,439
Transfer agent fees payable 1,524
Trustee fees payable 2,816
Other accrued liabilities 13,036
Total Liabilities 482,303
Commitments and contingent liabilities^
Net Assets
$ 334,849,614
Net Assets Consist of:
Paid in capital $ 286,980,143
Total distributable earnings 47,869,471
Net Assets
$ 334,849,614
Shares of beneficial interest (unlimited number of shares authorized, no par value) 24,995,022
Net Asset Value (offering and redemption price per share) $ 13.40
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 8,085,406
Interest 799,235
Dividends from non-affiliates 244
Total Investment Income 8,884,885
Expenses:
Management fees 360,306
Administration fees 87,667
Custodian fees 19,687
Administrative and compliance services fees 7,959
Transfer agent fees 8,669
Trustee fees 20,567
Professional fees 22,882
Shareholder reports 5,659
Other expenses 4,947
Total expenses 538,343
Net Investment Income/(Loss)
8,346,542
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 17,151,003
Net realized gains distributions from affiliated underlying funds 7,257,468
Net realized gains/(losses) on futures contracts 2,443,335
Change in net unrealized appreciation/depreciation on affiliated underlying funds 306,947
Change in net unrealized appreciation/depreciation on futures contracts (1,017,326)
Net realized and Change in net unrealized gains/losses on
investments
26,141,427
Change in Net Assets Resulting From Operations
$ 34,487,969

AZL MVP Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 8,346,542 $ 5,690,943
Net realized gains/(losses) on investments 26,851,806 11,295,853
Change in unrealized appreciation/depreciation on investments (710,379) 35,135,533
Change in net assets resulting from operations 34,487,969 52,122,329
Distributions to Shareholders:
Distributions (18,037,204) (12,393,539)
Change in net assets resulting from distributions to shareholders (18,037,204) (12,393,539)
Capital Transactions:
Proceeds from shares issued 173,620 1,590,206
Proceeds from dividends reinvested 18,037,204 12,393,539
Value of shares redeemed (79,126,975) (66,340,905)
Change in net assets resulting from capital transactions (60,916,151) (52,357,160)
Change in net assets (44,465,386) (12,628,370)
Net Assets:
Beginning of period 379,315,000 391,943,370
End of period $ 334,849,614 $ 379,315,000
Share Transactions:
Shares issued 12,912 130,949
Dividends reinvested 1,327,241 1,072,105
Shares redeemed (5,881,048) (5,420,991)
Change in shares (4,540,895) (4,217,937)

AZL MVP Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$12.84 $11.61 $15.50 $15.11 $14.96
Investment Activities:
Net Investment Income/(Loss)(a) 0.31  0.18  0.17  0.12  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 0.98  1.46  (2.60) 1.70  0.64
Total from Investment Activities 1.29  1.64  (2.43) 1.82  0.90
Distributions to Shareholders From:
Net Investment Income (0.23) (0.24) (0.28) (0.30) (0.27)
Net Realized Gains (0.50) (0.17) (1.18) (1.13) (0.48)
Total Dividends (0.73) (0.41) (1.46) (1.43) (0.75)
Net Asset Value, End of Period
$13.40 $12.84 $11.61 $15.50 $15.11
Total Return
(b) 9.93% 14.59% (15.38)% 12.46% 6.44%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $334,850 $379,315 $391,943 $523,972 $533,854
Net Investment Income/(Loss) 2.32% 1.49% 1.31% 0.76% 1.83%
Expenses Before Reductions*(c) 0.15% 0.14% 0.13% 0.13% 0.13%
Expenses Net of Reductions* 0.15% 0.14% 0.13% 0.13% 0.13%
Portfolio Turnover Rate 12% 3% 8% 6% 18%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2024, the monthly average notional amount for long contracts was $17.7 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (307,754)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $307,754
Interest Rate Risk
– –
–
– (106,580)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 106,580
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(2,466,351) 676,412
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 2,466,351 $ (676,41 3 )
Interest Rate Risk
23,016 340,915
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(23,016) $(340,913)
Annual Rate Annual Expense Limit
AZL MVP Moderate Index Strategy Fund 0.10% 0.15%

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 143,722,342 $ 5,694,944 $ (17,184,30 6 ) $ (1,976,898) $ (1,312,33 5 ) $ 128,943,747 13,473,746 $ 4,993,511 $ —
AZL International Index Fund,
Class 2 57,364,131 6,909,082 (10,143,715) 2,455,659 (2,354,122) 54,231,035 3,125,708 1,508,169 450,913
AZL Mid Cap Index Fund, Class 2 34,145,133 1,283,198 (24,663,282) 3,478,292 (2,618,263) 11,625,078 538,447 203,004 1,080,194
AZL S&P 500 Index Fund, Class 2 108,346,748 27,240,674 (40,306,548) 12,941,971 7,056,917 115,279,762 4,851,842 1,266,718 5,313,956
AZL Small Cap Stock Index Fund,
Class 2 17,104,528 526,408 (9,135,281) 251,979 (465,250) 8,282,384 665,252 114,004 412,405
$ 360,682,882 $ 41,654,306 $ (101,433,13 2 ) $ 17,151,003 $ 306,94 7
$ 318,362,006
22,654,995 $ 8,085,406 $ 7,257,468

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 318,362,006 $ — $ — $ 318,362,006
Total Investment Securities 318,362,006 — — 318,362,006
Other Financial Instruments:
*
Futures Contracts (414,334) — — (414,334)
Total Investments $317,947,672 $— $— $317,947,672
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Moderate Index Strategy Fund $41,654,306 $101,433,132

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $283,662,667. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $50,820,882
Unrealized (depreciation) (16,121,543)
Net unrealized appreciation/(depreciation) $34,699,339
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Moderate Index Strategy Fund $11,777,950 $6,259,254 $18,037,204
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Moderate Index Strategy Fund $7,277,615 $5,115,924 $12,393,539
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Moderate Index Strategy Fund $21,950,323 $10,842,139 $— $34,699,339 $67,491,801
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Moderate Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Moderate Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 14.32% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $6,087,025.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $6,259,254.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 4 and 11, 2024, and September 24, 2024, the Manager reported that, for the five-year period ended December 31, 2023, three Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and one was in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2023, eight Funds were in the top 40%, one was in the middle 20%, and none were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2023, seven
Funds were in the top 40% of their respective custom managed-volatility peer group. For the three-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 3rd percentile. The Manager reported that for the AZL Balanced Index Strategy, AZL
MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2024, were approximately $8.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (76.9%):
12,155,498 AZL S&P 500 Index Fund, Class 2 $ 288,814,630
30,610,472 AZL T. Rowe Price Capital Appreciation Fund 540,887,047
829,701,677
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund (18.1%):
20,442,854 AZL Enhanced Bond Index Fund $ 195,638,116
Total Affiliated Investment Companies (Cost $869,575,619 ) 1,025,339,793
Total Investment Securities
(Cost $869,575,619) — 95.0%(a) 1,025,339,793
Net other assets (liabilities) — 5.0% 53,992,345
Net Assets — 100.0% $ 1,079,332,138
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 108 $ 32,053,050 $ (1,021,174)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/25 198 21,532,500 (342,910)
$ (1,364,084)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 869,575,619
aaa
aaa
Investments in affiliates, at value $ 1,025,339,793
Deposit at broker for futures contracts collateral 53,936,018
Interest and dividends receivable 164,150
Receivable for capital shares issued 61,238
Receivable for affiliated investments sold 838,290
Receivable for variation margin on futures contracts 1,806
Prepaid expenses 5,548
Total Assets 1,080,346,843
Liabilities:
Cash overdraft 838,290
Payable for capital shares redeemed 15,502
Management fees payable 93,729
Administration fees payable 14,223
Custodian fees payable 9,294
Administrative and compliance services fees payable 3,891
Transfer agent fees payable 1,421
Trustee fees payable 7,614
Other accrued liabilities 30,741
Total Liabilities 1,014,705
Commitments and contingent liabilities^
Net Assets
$ 1,079,332,138
Net Assets Consist of:
Paid in capital $ 903,834,375
Total distributable earnings 175,497,763
Net Assets
$ 1,079,332,138
Shares of beneficial interest (unlimited number of shares authorized, no par value) 86,141,538
Net Asset Value (offering and redemption price per share) $ 12.53
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 23,225,977
Interest 2,521,134
Dividends from non-affiliates 475
Total Investment Income 25,747,586
Expenses:
Management fees 1,138,023
Administration fees 94,173
Custodian fees 48,312
Administrative and compliance services fees 21,448
Transfer agent fees 9,538
Trustee fees 56,277
Professional fees 66,226
Shareholder reports 10,721
Other expenses 15,416
Total expenses 1,460,134
Net Investment Income/(Loss)
24,287,452
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 32,462,291
Net realized gains distributions from affiliated underlying funds 23,189,411
Net realized gains/(losses) on futures contracts 7,725,317
Change in net unrealized appreciation/depreciation on affiliated underlying funds 58,431,212
Change in net unrealized appreciation/depreciation on futures contracts (3,229,369)
Net realized and Change in net unrealized gains/losses on
investments
118,578,862
Change in Net Assets Resulting From Operations
$ 142,866,314

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 24,287,452 $ 15,845,540
Net realized gains/(losses) on investments 63,377,019 86,369,789
Change in unrealized appreciation/depreciation on investments 55,201,843 82,715,629
Change in net assets resulting from operations 142,866,314 184,930,958
Distributions to Shareholders:
Distributions (95,003,090) (91,615,841)
Change in net assets resulting from distributions to shareholders (95,003,090) (91,615,841)
Capital Transactions:
Proceeds from shares issued 4,860,343 5,640,403
Proceeds from dividends reinvested 95,003,090 91,615,841
Value of shares redeemed (228,621,343) (182,678,389)
Change in net assets resulting from capital transactions (128,757,910) (85,422,145)
Change in net assets (80,894,686) 7,892,972
Net Assets:
Beginning of period 1,160,226,824 1,152,333,852
End of period $ 1,079,332,138 $ 1,160,226,824
Share Transactions:
Shares issued 371,715 473,809
Dividends reinvested 7,612,427 8,321,148
Shares redeemed (17,918,496) (15,375,653)
Change in shares (9,934,354) (6,580,696)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$12.08 $11.23 $15.13 $14.07 $13.85
Investment Activities:
Net Investment Income/(Loss)(a) 0.27  0.16  0.11  0.12  0.19
Net Realized and Unrealized Gains/(Losses) on Investments 1.32  1.69  (2.21) 2.21  0.87
Total from Investment Activities 1.59  1.85  (2.10) 2.33  1.06
Distributions to Shareholders From:
Net Investment Income (0.65) (1.00) (1.02) (0.55) (0.39)
Net Realized Gains (0.49) —  (0.78) (0.72) (0.45)
Total Dividends (1.14) (1.00) (1.80) (1.27) (0.84)
Net Asset Value, End of Period
$12.53 $12.08 $11.23 $15.13 $14.07
Total Return
(b) 13.23% 17.36% (13.71)% 17.04% 8.02%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,079,332 $1,160,227 $1,152,334 $1,477,978 $1,372,669
Net Investment Income/(Loss) 2.13% 1.37% 0.85% 0.78% 1.41%
Expenses Before Reductions*(c) 0.13% 0.13% 0.12% 0.12% 0.12%
Expenses Net of Reductions* 0.13% 0.13% 0.12% 0.12% 0.12%
Portfolio Turnover Rate 5% 9% 10% 10% 10%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price
Capital Appreciation Plus Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2024

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2024, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2024, the monthly average notional amount for long contracts was $56.6 million. There was no short contract activity during the period.
Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (1,021,174)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $1,021,174
Interest Rate Risk
– –
–
– (342,910)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 342,910
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(7,816,379) 2,166,906
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 7,816,379 $ (2,166,906)
Interest Rate Risk
91,062 1,062,463
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(91,062) $(1,062,463)
Annual Rate Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 0.10% 0.15%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2024

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 208,826,331 $ 9,657,530 $ (17,927,272) $ (3,126,561) $ (1,791,912) $ 195,638,116 20,442,854 $ 7,507,644 $ —
AZL S&P 500 Index Fund, Class 2 313,370,744 16,856,988 (93,526,280) 28,539,516 23,573,662 288,814,630 12,155,498 3,142,675 13,183,698
AZL T. Rowe Price Capital
Appreciation Fund 580,753,144 23,104,293 (106,669,188) 7,049,336 36,649,462 540,887,047 30,610,472 12,575,658 10,005,713
$ 1,102,950,219 $ 49,618,811 $ (218,122,740) $ 32,462,291 $ 58,431,212
$ 1,025,339,793
63,208,824 $ 23,225,977 $ 23,189,411

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2024

The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,025,339,793 $ — $ — $ 1,025,339,793
Total Investment Securities 1,025,339,793 — — 1,025,339,793
Other Financial Instruments:
*
Futures Contracts (1,364,084) — — (1,364,084)
Total Investments $1,023,975,709 $— $— $1,023,975,709
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $49,618,811 $218,122,740

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2024

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $876,394,244. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund. As of December 31, 2024, the Fund had a controlling interest (in excess of 50%) in the AZL T.
Rowe Price Capital Appreciation Fund, which is affiliated with the Manager.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $173,700,608
Unrealized (depreciation) (24,755,059)
Net unrealized appreciation/(depreciation) $148,945,549
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $57,493,633 $37,509,457 $95,003,090
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $91,615,841 $— $91,615,841
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $64,766,426 $19,315,080 $— $148,945,549 $233,027,055
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP T. Rowe Price Capital Appreciation Plus Fund (one
of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 16.22% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $3,294,422.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $37,509,457.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,”
together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment
Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 4 and 11, 2024, and September 24, 2024, the Manager reported that, for the five-year period ended December 31, 2023, three Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and one was in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2023, eight Funds were in the top 40%, one was in the middle 20%, and none were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2023, seven
Funds were in the top 40% of their respective custom managed-volatility peer group. For the three-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2023, six Funds were in the top 40% and one was in the middle 20% of their respective custom managed-volatility peer group. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 31st percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 3rd percentile. The Manager reported that for the AZL Balanced Index Strategy, AZL
MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2024, were approximately $8.8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration paid to Directors/Trustees, Officers, and others, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of the Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date  February 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date February 20, 2025

By (Signature and Title) /s/ Monique Labbe
                                                Monique Labbe, Principal Financial Officer

Date February 20, 2025